Related Party Transactions - Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related party [Abstract]
Short-term employment benefits	$ 8,118	$ 7,446
Termination benefit	4,553	0
Directors’ fees	586	349
Share-based compensation	20,628	20,132
Total management compensation	33,885	27,927
Accrued or payable management compensation	$ 3,800	$ 2,600